                     Pacific Mutual Life Insurance Company
                           700 Newport Center Drive
                            Newport Beach, CA 92660
                           Telephone: (714) 640-3852

                               February 24, 1997

Pacific Mutual Life Insurance Company
Post Office Box 9000
700 Newport Center Drive
Newport Beach, California 92660

Dear Sir or Madam:

In my capacity as Vice President and Investment Counsel of Pacific Mutual Life Insurance Company ("Pacific Mutual"), I am familiar with the Pacific Select Variable Annuity Separate Account of Pacific Mutual Life Insurance Company ("Separate Account"), which is a separate account for assets applicable to Pacific Select Variable Annuity contracts ("Contracts") issued by Pacific Mutual.

I have made such examination of the law and examined such corporate records and such other documents as in my judgment are necessary and appropriate to enable me to render the following opinion.

The issuance and sale of interests in the Separate Account under the Contracts during the Separate Account's fiscal year ending December 31, 1996 represent the following amounts allocated to the Variable Accounts:

              VARIABLE ACCOUNT               AMOUNT
              ----------------               ------
              MONEY MARKET               $  546,930,089
              MANAGED BOND                  114,085,898
              GOVERNMENT SECURITIES          55,135,578
              HIGH YIELD BOND               132,020,877
              GROWTH                          9,106,666
              EQUITY INCOME                 194,866,207
              MULTI-STRATEGY                 63,892,116
              INTERNATIONAL                 223,256,169
              EQUITY INDEX                  195,404,295
              GROWTH LT                     267,151,829
              EQUITY                        103,321,326
              BOND AND INCOME                40,915,790
              AGGRESSIVE EQUITY              41,133,518
              EMERGING MARKETS               31,386,903
                                         --------------
                                  TOTAL: $2,018,607,261
                                         ==============

Pacific Mutual Life Insurance Company
February 24, 1997
Page 2


It is my opinion that such interests were issued in connection with Contracts that constitute legal, validly issued and binding obligations of Pacific Mutual except as limited by bankruptcy or insolvency laws affecting the rights of creditors generally.

I consent to the use of this letter by Pacific Mutual in connection with the Separate Account's Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the Separate Account's fiscal year ending December 31, 1996.

                      Very truly yours,

                      /s/ Sharon A. Cheever
                          Vice President and Investment Counsel

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
--------------------------------------------------------------------------------

1. Name and address of Issuer:     PACIFIC SELECT VARIABLE ANNUITY
                                   SEPARATE ACCOUNT
                                   700 NEWPORT CENTER DRIVE
                                   NEWPORT BEACH, CA 92660
--------------------------------------------------------------------------------

2. Name of each series or class of funds for which this notice is filed:

--------------------------------------------------------------------------------

3. Investment Company Act File Number:   811-5980

   Securities Act File Number:           33-32704
--------------------------------------------------------------------------------

4. Last day of fiscal year for which this notice is filed:

                   December 31, 1996
--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                  [_]
--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                 N/A
--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                NONE
--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                NONE
--------------------------------------------------------------------------------

9. Number and aggregate sale price of securities sold during the fiscal year:

                         SEE ATTACHED WORKSHEET

   Number of securities sold not applicable as Registrant is a separate account registered as a unit investment trust.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               SAME AS NUMBER 9
--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction C.7):

                                      N/A
--------------------------------------------------------------------------------

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                                $2,018,607,261
                                                                --------------
     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from item 11,
           if applicable):                                      +
                                                                -------------
     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              -  965,441,104
                                                                --------------
     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if applicable):         +
                                                                --------------
     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           Line (iv)] (if applicable):                           1,053,166,157
                                                                --------------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):                 x     1/3300
                                                                ------------
     (vii) Fee due [line (I) or line (v) multiplied by
           Line (vi)]:                                            319,141.26
                                                                ============

Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
--------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                             [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                               February 26, 1997
--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   (Signature and Title)    /s/ Diane N. Ledger
                              ----------------------------------------------

Date    February 27, 1997     Diane N. Ledger, Assistant Vice President
        -----------------     ----------------------------------------------
Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FOR THE YEAR ENDED 12/31/96
RULE 24F-2 FEE

                                      (A)                              (B)                              (C)
                                                                                                        NET
                                     TOTAL                            TOTAL                            SALES
                                     SALES                         REDEMPTIONS                     (REDEMPTIONS)
                                 -------------                     -----------                     -------------
                                                                                                     (A) - (B)
Money Market                       546,930,089                     480,290,541                        66,639,548
Managed Bond                       114,085,898                      23,048,348                        91,037,550
Government Securities               55,135,578                      26,649,090                        28,486,488
High Yield Bond                    132,020,877                      63,471,134                        68,549,743
Growth                               9,106,666                      13,951,513                        (4,844,847)
Equity Income                      194,866,207                      60,282,644                       134,583,563
Multi-Strategy                      63,892,116                      15,699,569                        48,192,547
International                      223,256,169                      57,185,405                       166,070,764
Equity Index                       195,404,295                      50,693,133                       144,711,162
Growth LT                          267,151,829                     118,498,183                       148,653,646
Equity                             103,321,326                      36,092,528                        67,228,798
Bond and Income                     40,915,790                      12,381,753                        28,534,037
Aggressive Equity                   41,133,518                       5,127,396                        36,006,122
Emerging Markets                    31,386,903                       2,069,867                        29,317,036
                                 -------------                     -----------                     -------------
                    TOTAL        2,018,607,261                     965,441,104                     1,053,166,157
                                 -------------                     -----------                     -------------


FEE CALCULATION:
                                               EDGAR                            1/33 OF 1%
                                               Method                             Method
                                            -------------                      -------------
                                                (a/b)                             (a*b)
Sales Less Redemptions (a)                  1,053,166,157                      1,053,166,157
Rate                   (b)                          3,300                         0.00030303
                                            -------------                      -------------
        Filing Fee                             319,141.26                         319,140.94
                                            -------------                      -------------

Fee due payable will be the higher of the two methods. If less than zero, no amount due.

AMOUNT DUE:                                 -------------
                                               319,141.26
                                            -------------
